Income Taxes - Schedule of Differences Between PRC Statutory Income Tax Rate and Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.54%)	(1.00%)	(0.62%)
Effect of preferential tax rate and local tax exemption	(2.10%)	(0.03%)	(0.01%)
Effect of research and development expenses super deduction	2.97%	4.86%	2.07%
Effect of different tax rates of subsidiary operating in other jurisdiction and withhold tax	(0.70%)	0.52%	0.16%
Effect of change in income tax rates	(6.28%)
Effect of valuation allowance	(18.35%)	(29.64%)	(26.71%)
Effective tax rate	0.00%	(0.29%)	(0.11%)